INCOME TAXES - Disclosure of Reconciliation of Provision for Income Taxes (Details) - CAD ($)	12 Months Ended
	May 31, 2026	May 31, 2025
Major components of tax expense (income) [abstract]
Loss before income taxes	$ (26,849,013)	$ (12,145,790)
Statutory rate	26.98%	26.97%
Expected income tax recovery	$ (7,244,516)	$ (3,276,235)
Deductible and non-deductible items	3,287,148	529,315
True-up of prior year amounts	1,056,789	(386,442)
Unrecognized benefit of non-capital losses	2,900,579	3,133,362
Total income taxes	$ 0	$ 0